Auditor fees (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Auditor fees
Audit fees	€ 751	€ 618	€ 588
Audit-related fees	114	257
Total	€ 865	€ 875	€ 588